LEASES	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
LEASES

NOTE 13:-LEASES

The Company`s leases include offices and warehouses for its facilities worldwide, as well as car leases, which are all classified as operating leases. Certain leases include renewal options that are under the Company`s sole discretion. The renewal options were included in the right of use (“ROU”) and liability calculation if it was reasonably certain that the Company will exercise the option.

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CERAGON NETWORKS LTD. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share data)

NOTE 13:-LEASES (Cont.)

The components of lease expense and supplemental cash flow information related to leases for the years ended December 31, 2020 and 2021 were as follows:

	Year ended December 31,
	2019	2020	2021

Components of lease expense
Operating lease cost	$5,624	$5,484	$4,869
Short-term lease	$75	$43	$100
Total lease expenses	$5,699	$5,527	$4,969

	Year ended December 31,
	2019	2020	2021

Supplemental cash flow information
Cash paid for amounts included in the measurement of lease liabilities	$5,718	$5,489	$4,843

Supplemental non-cash information related to lease liabilities arising from obtaining ROU assets	$8,346	$1,773	$19,166

For the year ended December 31, 2021, the weighted average remaining lease term is approximately eight years, and the weighted average discount rate is 5 percent. The discount rate was determined based on the estimated collateralized borrowing rate of the Company, adjusted to the specific lease term and location of each lease.

Maturities of lease liabilities as of December 31, 2021 were as follows:

2022	4,452
2023	3,740
2024	2,778
2025	2,396
2026 and thereafter	12,326
Total operating lease payments	25,692
Less: imputed interest	4,123
Present value of lease liability	21,569